May 18, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Separate Portfolios Trust

SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 9 (“Amendment”) to the Registration Statement of ING Separate Portfolios Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on July 31, 2012. The Registrant is filing the Amendment for the purpose of updating the disclosure of ING SPorts Core Fixed Income Fund in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Kim Springer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment

cc: Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.
Dechert LLP